Jan. 28, 2025
Amplify Lithium & Battery Technology ETF
AMPLIFY LITHIUM & BATTERY TECHNOLOGY ETF
INVESTMENT OBJECTIVE

The Amplify Lithium & Battery Technology ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Lithium & Battery Technology Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Lithium & Battery Technology ETF Amplify Lithium & Battery Technology ETF
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.59%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Lithium & Battery Technology ETF | Amplify Lithium & Battery Technology ETF | USD ($)	60	189	329	738

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended September 30, 2024, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index. The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. Using an indexing investment approach, the Fund attempts to replicate, before fees and expenses, the performance of the Index. The Fund generally will use a replication methodology, meaning it will invest in all of the underlying securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the underlying securities in the Index. The Fund’s investment sub-adviser, Tidal Investments LLC (“Tidal,” the “Sub-Adviser”) manages the investment of the Fund’s assets. The index provider is VettaFi LLC (“VettaFi” or the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (the “Adviser”) or the Sub-Adviser.

The Index seeks to provide exposure to global companies deriving material revenue associated with the development, production and use of lithium battery technology including:

(1)     the development and production of lithium battery technologies and/or battery storage solutions,

(2)     the exploration, production, development, processing, and/or recycling of the materials and metals used in lithium-ion batteries such as Lithium, Cobalt, Nickel, Manganese, Vanadium and/or Graphite, and/or

(3)     the development and production of electric vehicles.

The Index universe includes publicly traded global companies associated with the development, production and use of lithium battery technology, including companies that:

(1)     derive more than 50% of their revenue from the development and production of lithium battery technologies and/or battery storage solutions; or

(2)     operate in the battery materials supply chain that demonstrate a verifiable beneficial interest in lithium battery technology, as verified by one of the following factors:

(i)      50% revenue or profit derived from the mining activity or metal processing, operations, contracts, and/or projects utilized in lithium battery chemistries, and/or

(ii)     global market share in the top five or at least 10% of global market share of any lithium battery metal utilized in the lithium battery chemistry that represents a primary source of revenue and/or net income for the company; or

(3)     derive more than 90% of their revenue from the development and production of electric vehicles.

In addition to the above, companies must be listed on a regulated stock exchange in the form of shares tradable for foreign investors without restrictions. To be included, a company must have a market capitalization of at least $500 million USD at time of adjustment. Additionally, the security must have an average daily traded value of at least $1 million USD over the last six months at the time of purchase, or adequate constituent liquidity and accessibility for an exchange listed product as determined by the Index Provider. For non-U.S. companies, a security must be U.S. exchange traded ADR versions, if available, provided their liquidity is comparable to locally traded shares. Additionally, for locally-traded shares of Chinese companies, such companies must have at least $10 billion in market capitalization. Further, industry weight to automobiles and components will not exceed 20% of the total index weight at the time of rebalance.

The Index is adjusted quarterly at the close of trading on the second Wednesday in August, November, February and May. If such day is not a business day, the adjustment will be conducted on the preceding business day. On each adjustment day, each component of the Index is weighted according to their market capitalization in US dollars, up to a maximum initial weight of 7 percent at time of adjustment. If any name exceeds the 7 percent maximum initial weighting, the remaining weight will be redistributed equally among the other index components.

The Fund expects that certain of the companies that comprise the Index are located in emerging markets. See “Emerging Markets Risk.” As of September 30, 2024, the Index was comprised of 89 securities and had significant exposure to companies operating in China.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.

On October 14, 2020, the Fund ceased to be an actively-managed fund and began pursuing its investment strategy of investing in securities that comprise the Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the current strategy, would have generated. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 54.20% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was -38.24% (quarter ended March 31, 2020).
Average Annual Total Return as of December 31, 2024
Average Annual Returns - Amplify Lithium & Battery Technology ETF	Label	1 Year		5 Years		Since Inception		Inception Date
Amplify Lithium & Battery Technology ETF	Return Before Taxes	(14.10%)		(1.66%)		(9.37%)		Jun. 04, 2018
Amplify Lithium & Battery Technology ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(14.91%)		(2.34%)		(9.96%)		Jun. 04, 2018
Amplify Lithium & Battery Technology ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(8.09%)		(1.23%)		(6.59%)		Jun. 04, 2018
EQM Lithium & Battery Technology Index (reflects no deduction for fees, expenses or taxes)	EQM Lithium & Battery Technology Index (reflects no deduction for fees, expenses or taxes)	(14.86%)	[1]		[1]	(2.47%)	[1],[2]	Jun. 04, 2018	[1]
MSCI ACWI Metals and Mining Index (reflects no deduction for fees, expenses or taxes)	MSCI ACWI Metals and Mining Index (reflects no deduction for fees, expenses or taxes)	(12.80%)		6.51%		5.27%		Jun. 04, 2018
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%		14.53%		14.18%		Jun. 04, 2018
[1]	On October 14, 2020, the Fund ceased being an actively-managed fund and began following the EQM Lithium & Battery Technology Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to October 14, 2020 are not necessarily indicative of the performance that the Fund, based on its current index and investment objective, would have generated.
[2]	This figure represents the performance of the EQM Lithium & Battery Technology Index after the change in index strategy utilized by the Fund beginning October 14, 2020.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.